Supplemental Oil and Natural Gas Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Summary of Capitalized Costs

A summary of the Company’s capitalized costs are contained in the table below (in thousands):

	December 31,
	2014	2013
Oil and natural gas properties:
Proved properties	$1,044,469	$926,812
Unproved properties	802,112	97,528

Total oil and natural gas properties	1,846,581	1,024,340
Less accumulated depreciation, depletion and amortization	(131,857)	(8,596)

Net oil and natural gas properties	$1,714,724	$1,015,744

Summary of Oil and Gas Property Acquisition and Development

A summary of the Company’s cost incurred in oil and natural gas property acquisition and development activities is set forth below (in thousands):

	December 31,
	2014	2013	2012
Acquisition costs:
Proved properties	$—	$40,914	$2,498
Unproved properties	134,156	621,039	158,131
Development cost	714,796	258,825	16,344
Exploration cost	21,186	3,022	3,899

Total acquisition, development and exploration costs	$870,138	$923,800	$180,872

Proved Developed and Proved Undeveloped Reserves

The following table provides a roll-forward of the total proved reserves for the year ended December 31, 2014, 2013, and 2012 as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:

	Natural Gas (MMCF)	Natural Gas Liquids (MBbl)	Oil (MBbl)	TOTAL (MMcfe)
End of year, December 31, 2011	—	—	—	—
Extensions and discoveries	2,963.8	177.0	390.5	6,368.9
Production	(7.7)	—	(4.5)	(34.7)

End of year, December 31, 2012	2,956.1	177.0	386.0	6,334.2
Revisions	2,645.0	52.1	(163.2)	1,978.4
Extensions and discoveries	41,215.5	1,710.6	1,323.3	59,419.0
Acquisition of reserves	6,646.6	—	958.5	12,397.6
Production	(1,118.8)	(1.3)	(87.2)	(1,650.2)

End of year, December 31, 2013	52,344.4	1,938.4	2,417.4	78,478.6
Revisions	(12,091.2)	(739.7)	(462.6)	(19,305.3)
Extensions and discoveries	235,816.9	10,216.3	4,337.5	323,140.1
Production	(19,760.2)	(536.0)	(594.9)	(26,545.5)

End of year, December 31, 2014	256,309.9	10,879.0	5,697.4	355,767.9

Proved developed reserves:
December 31, 2012	1,289.6	64.6	174.5	2,724.0
December 31, 2013	27,880.3	1,056.2	1,708.1	44,466.6
December 31, 2014	132,959.5	6,758.6	3,880.9	196,796.4
Proved undeveloped reserves:
December 31, 2012	1,666.6	112.4	211.5	3,610.1
December 31, 2013	24,464.1	882.2	709.2	34,012.0
December 31, 2014	123,350.4	4,120.4	1,816.4	158,971.5

Standard Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows at December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013	2012
Future cash inflows (total revenues)	$1,870,319	$479,527	$50,614
Future production costs (severance and ad valorem taxes plus LOE)	(728,041)	(116,161)	(6,448)
Future development costs (capital costs)	(350,187)	(76,511)	(8,015)
Future income tax expense	(277,500)	—	—

Future net cash flows	514,591	286,855	36,151
10% annual discount for estimated timing of cash flows	(183,934)	(131,560)	(14,257)

Standardized measure of Discounted Future Net Cash Flow	$330,657	$155,295	$21,894

Summary of Changes in Standardized Measure of Discounted Net Cash Flows

A summary of the changes in the standardized measure of discounted future net cash flows are contained in the table below (in thousands):

	December 31,
	2014	2013	2012
Standardized Measure, beginning of the year	$155,295	$21,894	$—
Net change in prices and production costs	(52,642)	(5,354)	354
Net change in future development costs	(2,122)	(1,148)	—
Sales, Less production costs	(104,099)	(10,281)	(354)
Extensions	491,067	106,720	21,894
Acquisitions	—	28,984	—
Revisions of previous quantity estimates	(38,201)	8,354	—
Previously estimated development costs incurred	16,807	—	—
Accretion of discount	15,529	2,189	—
Net change in taxes	(178,732)	—	—
Changes in timing and other	27,755	3,937	—

Period Balance	$330,657	$155,295	$21,894